ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)										3 Months Ended	12 Months Ended
	May 16, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 17, 2021	Jan. 22, 2021	Jan. 22, 2021	May 16, 2019	Dec. 01, 2017	Jul. 19, 2017	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number shares issued during period										50,730		0
Target revenue											$ 2,712,300	$ 1,009,949
Administartor customer user fees											75
Customer user fees											5
Debt Conversion, Converted Instrument, Amount		$ 12,392
Amount written-off in agreement				$ 258,736
MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable written off				123,778
Debenture written off				40,354
Cash payment to minority shareholders				$ 22,338
License and Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Target revenue											$ 10,000
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage					99.00%	99.00%
Remaining percentage					1.00%	1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage				99.00%
Warrants to purchase common stock				170,942
Remaining percentage				1.00%	1.00%	1.00%
Number of warrants earned				102,565
Remaining warrants expected to be earned				68,377
Warrants exercise price				$ 0.008
Amount of warrants outstanding				$ 1,640,447
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining percentage				1.00%	1.00%	1.00%
Share Exchange Agreement [Member] | Contingent Consideration [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding				$ 656,179
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Target revenue							$ 1,100,000
Transaction fees average per shares										$ 1	$ 1
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Warrants term							5 years
Warrants to purchase common stock							166,159			56,400	56,400
Warrants to purchase common stock, value							$ 268
Warrants outstanding										57,368	57,368
Pre-tax profit percentage							25.00%
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Immediately Upon Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common stock							12,596
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | One Year After the Date of Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common stock							107,494						107,494
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Two Years After the Date of Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common stock							46,069
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:NumberOfWarrantsCancelled]	52,391
Stock Issued During Period, Shares, Conversion of Units					536,528	536,528
Share Exchange Agreement [Member] | Rohuma, LLC [Member] | Share-based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Conversion of Units			320,285
Debt Conversion, Converted Instrument, Amount			$ 3,433,776
Shares Issued, Price Per Share			$ 6.40
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Contingent Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding				656,179
Share Exchange Agreement [Member] | Additional Paid-in Capital [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding				984,268
Share Exchange Agreement [Member] | Additional Paid-in Capital [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding				$ 984,268
Share Exchange Agreement [Member] | OmniM2M and Ci2i [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage									100.00%
Exchange shares of common stock									1,500,000
Share Exchange Agreement [Member] | OmniM2M and Ci2i [Member] | Pro-rata Basis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number shares issued during period									1,500,000
Share Exchange Agreement [Member] | TransportIQ, Inc. [Member] | Ajay Sikka [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange of cancellation debt								$ 18,109